Note 17 - Stock-based Compensation Plans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	$ 700	$ 700
Share-based Payment Arrangement, Exercise of Option, Tax Benefit		$ 100	$ 200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,147,720	1,127,822	879,338
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	381,859	367,173	272,144
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 10.19	$ 8.99	$ 7.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 10,800	$ 2,000	$ 800
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 5,100
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	2 years 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 2,300
Performance Shares [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 4,900
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 73 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 1,200
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 2,500
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 1,400
Shareholder-Approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,147,720
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	381,859	367,173
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 10.19	$ 8.99
Shareholder-Approved Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	3,303,444
Deferred Share Unit Plan [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 0	$ 0
Deferred Share Units Outstanding Number (in shares)	226,525	251,422
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 13,800	$ 11,300
Deferred Share Units Grants In Period (in shares)	23,369
Deferred Share Units Redeemed and Settled in Cash (in shares)	48,266
Deferred Share Units Compensation Expense	$ 4,600	5,000	2,200
Cash-Settled Restricted Share Unit [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	1,500	1,100
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	900	800
Cash Settled Restricted Share Units Compensation Expense	$ 1,100	$ 900	$ 800